UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06698

DWS Equity 500 Index Portfolio
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2013 (Unaudited)

DWS Equity 500 Index Portfolio
	Shares	Value ($)
Common Stocks 98.9%
Consumer Discretionary 11.5%
Auto Components 0.3%
BorgWarner, Inc.*	14,737	1,139,759
Delphi Automotive PLC	37,445	1,662,558
Goodyear Tire & Rubber Co.*	32,621	411,351
Johnson Controls, Inc. (a)	86,110	3,019,878

		6,233,546
Automobiles 0.5%
Ford Motor Co. (a)	494,813	6,506,791
Harley-Davidson, Inc.	28,537	1,521,022

		8,027,813
Distributors 0.1%
Genuine Parts Co. (a)	19,454	1,517,412
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	12,867	223,757
H&R Block, Inc.	34,617	1,018,432

		1,242,189
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	56,046	1,922,378
Chipotle Mexican Grill, Inc.* (a)	3,965	1,292,075
Darden Restaurants, Inc.	16,174	835,872
International Game Technology (a)	32,730	540,045
Marriott International, Inc. "A"	31,131	1,314,662
McDonald's Corp.	126,583	12,619,059
Starbucks Corp.	94,409	5,377,537
Starwood Hotels & Resorts Worldwide, Inc.	24,478	1,559,983
Wyndham Worldwide Corp.	17,317	1,116,600
Wynn Resorts Ltd.	10,251	1,283,015
Yum! Brands, Inc. (a)	56,921	4,094,897

		31,956,123
Household Durables 0.3%
D.R. Horton, Inc. (a)	35,309	858,009
Garmin Ltd. (a)	14,491	478,782
Harman International Industries, Inc. (a)	8,298	370,340
Leggett & Platt, Inc. (a)	18,037	609,290
Lennar Corp. "A" (a)	20,622	855,400
Newell Rubbermaid, Inc.	36,489	952,363
Pulte Group, Inc.* (a)	42,757	865,402
Whirlpool Corp.	9,859	1,167,897

		6,157,483
Internet & Catalog Retail 1.1%
Amazon.com, Inc.*	45,897	12,231,092
Expedia, Inc. (a)	12,110	726,721
Netflix, Inc.* (a)	7,115	1,347,652
Priceline.com, Inc.*	6,247	4,297,499
TripAdvisor, Inc.*	13,981	734,282

		19,337,246
Leisure Equipment & Products 0.1%
Hasbro, Inc. (a)	14,632	642,930
Mattel, Inc.	43,432	1,901,887

		2,544,817
Media 3.5%
Cablevision Systems Corp. (New York Group) "A" (a)	25,660	383,874
CBS Corp. "B"	73,913	3,450,998
Comcast Corp. "A" (a)	333,298	14,001,849
DIRECTV*	72,371	4,096,922
Discovery Communications, Inc. "A"* (a)	31,228	2,458,893
Gannett Co., Inc. (a)	28,952	633,180
Interpublic Group of Companies, Inc.	51,856	675,684
News Corp. "A"	252,588	7,708,986
Omnicom Group, Inc. (a)	33,095	1,949,295
Scripps Networks Interactive "A" (a)	10,609	682,583
Time Warner Cable, Inc. (a)	37,311	3,584,095
Time Warner, Inc.	118,063	6,802,790
Viacom, Inc. "B"	57,559	3,543,908
Walt Disney Co. (a)	227,989	12,949,775
Washington Post Co. "B"	551	246,297

		63,169,129
Multiline Retail 0.8%
Dollar General Corp.*	38,179	1,931,094
Dollar Tree, Inc.*	28,677	1,388,827
Family Dollar Stores, Inc.	12,506	738,479
J.C. Penney Co., Inc. (a)	18,973	286,682
Kohl's Corp. (a)	27,031	1,246,940
Macy's, Inc.	50,484	2,112,251
Nordstrom, Inc.	18,589	1,026,670
Target Corp. (a)	81,928	5,607,972

		14,338,915
Specialty Retail 2.2%
Abercrombie & Fitch Co. "A"	10,088	466,066
AutoNation, Inc.*	5,370	234,937
AutoZone, Inc.*	4,592	1,821,968
Bed Bath & Beyond, Inc.* (a)	28,430	1,831,460
Best Buy Co., Inc. (a)	34,439	762,824
CarMax, Inc.* (a)	29,258	1,220,058
GameStop Corp. "A" (a)	14,807	414,152
Home Depot, Inc.	188,688	13,166,649
L Brands, Inc.	30,111	1,344,757
Lowe's Companies, Inc.	140,037	5,310,203
O'Reilly Automotive, Inc.*	14,051	1,440,930
PetSmart, Inc.	13,937	865,488
Ross Stores, Inc.	28,395	1,721,305
Staples, Inc. (a)	84,414	1,133,680
The Gap, Inc.	37,492	1,327,217
Tiffany & Co. (a)	15,145	1,053,183
TJX Companies, Inc.	91,872	4,295,016
Urban Outfitters, Inc.*	13,636	528,259

		38,938,152
Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	35,410	1,770,146
Fossil, Inc.*	6,604	637,946
NIKE, Inc. "B"	91,559	5,402,897
PVH Corp.	9,726	1,038,834
Ralph Lauren Corp.	7,592	1,285,401
VF Corp. (a)	11,285	1,893,059

		12,028,283
Consumer Staples 10.8%
Beverages 2.4%
Beam, Inc.	20,302	1,289,989
Brown-Forman Corp. "B" (a)	19,308	1,378,591
Coca-Cola Co. (a)	483,809	19,565,236
Coca-Cola Enterprises, Inc.	32,873	1,213,671
Constellation Brands, Inc. "A"*	18,895	900,158
Dr. Pepper Snapple Group, Inc. (a)	26,134	1,226,991
Molson Coors Brewing Co. "B" (a)	20,017	979,432
Monster Beverage Corp.*	18,200	868,868
PepsiCo, Inc.	194,761	15,407,543

		42,830,479
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	54,954	5,831,169
CVS Caremark Corp.	155,449	8,548,141
Kroger Co.	64,931	2,151,813
Safeway, Inc.	30,111	793,425
Sysco Corp. (a)	73,642	2,589,989
Wal-Mart Stores, Inc.	211,174	15,802,150
Walgreen Co. (a)	108,584	5,177,285
Whole Foods Market, Inc.	21,996	1,908,153

		42,802,125
Food Products 1.9%
Archer-Daniels-Midland Co.	83,088	2,802,558
Campbell Soup Co. (a)	22,244	1,008,988
ConAgra Foods, Inc.	51,934	1,859,757
Dean Foods Co.*	24,570	445,454
General Mills, Inc. (a)	81,739	4,030,550
H.J. Heinz Co.	40,450	2,923,322
Hormel Foods Corp. (a)	17,166	709,299
Kellogg Co.	31,426	2,024,777
Kraft Foods Group, Inc.	74,808	3,854,856
McCormick & Co., Inc. (a)	17,085	1,256,602
Mead Johnson Nutrition Co.	25,348	1,963,203
Mondelez International, Inc. "A"	224,527	6,872,771
The Hershey Co.	18,974	1,660,794
The JM Smucker Co. (a)	13,384	1,327,157
Tyson Foods, Inc. "A"	36,041	894,538

		33,634,626
Household Products 2.2%
Clorox Co. (a)	16,367	1,448,971
Colgate-Palmolive Co. (a)	55,602	6,562,704
Kimberly-Clark Corp. (a)	48,993	4,800,334
Procter & Gamble Co.	344,973	26,583,619

		39,395,628
Personal Products 0.1%
Avon Products, Inc.	54,510	1,129,992
Estee Lauder Companies, Inc. "A"	29,985	1,919,940

		3,049,932
Tobacco 1.8%
Altria Group, Inc. (a)	253,715	8,725,259
Lorillard, Inc.	47,899	1,932,725
Philip Morris International, Inc.	208,052	19,288,501
Reynolds American, Inc. (a)	40,601	1,806,338

		31,752,823
Energy 10.8%
Energy Equipment & Services 1.8%
Baker Hughes, Inc.	55,674	2,583,830
Cameron International Corp.*	31,403	2,047,476
Diamond Offshore Drilling, Inc.	8,618	599,468
Ensco PLC "A"	29,426	1,765,560
FMC Technologies, Inc.*	30,125	1,638,499
Halliburton Co.	117,838	4,761,833
Helmerich & Payne, Inc.	13,548	822,364
Nabors Industries Ltd.	35,964	583,336
National Oilwell Varco, Inc.	53,959	3,817,599
Noble Corp.	31,414	1,198,444
Rowan Companies PLC "A"* (a)	15,652	553,455
Schlumberger Ltd.	167,953	12,578,000

		32,949,864
Oil, Gas & Consumable Fuels 9.0%
Anadarko Petroleum Corp.	63,218	5,528,414
Apache Corp.	49,420	3,813,247
Cabot Oil & Gas Corp.	26,392	1,784,363
Chesapeake Energy Corp. (a)	65,517	1,337,202
Chevron Corp. (a)	245,312	29,147,972
ConocoPhillips (a)	154,152	9,264,535
CONSOL Energy, Inc.	28,810	969,457
Denbury Resources, Inc.* (a)	46,917	875,002
Devon Energy Corp. (a)	47,740	2,693,491
EOG Resources, Inc.	34,374	4,402,278
EQT Corp.	19,282	1,306,356
Exxon Mobil Corp. (a)	565,692	50,974,506
Hess Corp.	37,653	2,696,331
Kinder Morgan, Inc.	79,511	3,075,486
Marathon Oil Corp.	89,453	3,016,355
Marathon Petroleum Corp.	41,859	3,750,567
Murphy Oil Corp. (a)	22,915	1,460,373
Newfield Exploration Co.*	16,308	365,625
Noble Energy, Inc.	22,761	2,632,537
Occidental Petroleum Corp.	101,673	7,968,113
Peabody Energy Corp.	34,765	735,280
Phillips 66	78,516	5,493,765
Pioneer Natural Resources Co. (a)	16,724	2,077,957
QEP Resources, Inc. (a)	22,210	707,166
Range Resources Corp. (a)	20,524	1,663,265
Southwestern Energy Co.* (a)	44,145	1,644,843
Spectra Energy Corp.	84,291	2,591,948
Tesoro Corp.	17,568	1,028,606
Valero Energy Corp.	69,864	3,178,113
Williams Companies, Inc.	86,080	3,224,557
WPX Energy, Inc.* (a)	25,444	407,613

		159,815,323
Financials 15.8%
Capital Markets 2.1%
Ameriprise Financial, Inc.	25,667	1,890,375
Bank of New York Mellon Corp. (a)	146,844	4,110,164
BlackRock, Inc. (a)	15,816	4,062,814
Charles Schwab Corp. (a)	138,212	2,444,970
E*TRADE Financial Corp.*	32,035	343,095
Franklin Resources, Inc.	17,260	2,602,981
Invesco Ltd.	56,230	1,628,421
Legg Mason, Inc. (a)	14,970	481,285
Morgan Stanley	173,326	3,809,705
Northern Trust Corp. (a)	28,933	1,578,584
State Street Corp.	57,697	3,409,316
T. Rowe Price Group, Inc. (a)	32,393	2,425,264
The Goldman Sachs Group, Inc. (a)	55,247	8,129,596

		36,916,570
Commercial Banks 2.7%
BB&T Corp.	88,237	2,769,760
Comerica, Inc. (a)	23,588	847,989
Fifth Third Bancorp. (a)	110,340	1,799,645
First Horizon National Corp. (a)	29,386	313,843
Huntington Bancshares, Inc. (a)	108,531	802,044
KeyCorp	116,716	1,162,491
M&T Bank Corp. (a)	15,582	1,607,439
PNC Financial Services Group, Inc.	66,629	4,430,829
Regions Financial Corp.	177,564	1,454,249
SunTrust Banks, Inc.	68,768	1,981,206
U.S. Bancorp.	235,053	7,975,348
Wells Fargo & Co.	618,677	22,884,862
Zions Bancorp. (a)	22,659	566,248

		48,595,953
Consumer Finance 0.9%
American Express Co. (a)	121,273	8,181,076
Capital One Financial Corp.	73,488	4,038,166
Discover Financial Services	62,550	2,804,742
SLM Corp.	58,325	1,194,496

		16,218,480
Diversified Financial Services 3.7%
Bank of America Corp.	1,366,237	16,640,767
Citigroup, Inc.	383,646	16,972,499
CME Group, Inc. (a)	38,648	2,372,601
IntercontinentalExchange, Inc.* (a)	9,095	1,483,122
JPMorgan Chase & Co.	483,301	22,937,465
Leucadia National Corp.	36,421	999,028
McGraw-Hill Companies, Inc.	35,342	1,840,611
Moody's Corp. (a)	24,177	1,289,118
NYSE Euronext	30,122	1,163,914
The NASDAQ OMX Group, Inc.	15,132	488,763

		66,187,888
Insurance 4.1%
ACE Ltd.	42,902	3,816,991
Aflac, Inc.	58,733	3,055,291
Allstate Corp.	60,401	2,963,877
American International Group, Inc.*	186,391	7,235,699
Aon PLC	39,374	2,421,501
Assurant, Inc.	9,539	429,350
Berkshire Hathaway, Inc. "B"* (a)	230,249	23,991,946
Chubb Corp. (a)	32,930	2,882,363
Cincinnati Financial Corp. (a)	18,756	885,096
Genworth Financial, Inc. "A"*	61,781	617,810
Hartford Financial Services Group, Inc. (a)	54,417	1,403,958
Lincoln National Corp. (a)	34,313	1,118,947
Loews Corp.	38,884	1,713,618
Marsh & McLennan Companies, Inc.	68,647	2,606,526
MetLife, Inc.	138,134	5,251,855
Principal Financial Group, Inc. (a)	34,568	1,176,349
Progressive Corp. (a)	70,807	1,789,293
Prudential Financial, Inc.	58,975	3,478,935
The Travelers Companies, Inc.	47,732	4,018,557
Torchmark Corp. (a)	12,094	723,221
Unum Group	34,255	967,704
XL Group PLC	37,296	1,130,069

		73,678,956
Real Estate Investment Trusts 2.1%
American Tower Corp. (REIT)	49,821	3,832,231
Apartment Investment & Management Co. "A" (REIT)	18,457	565,892
AvalonBay Communities, Inc. (REIT)	14,386	1,822,275
Boston Properties, Inc. (REIT)	19,107	1,930,953
Equity Residential (REIT)	40,492	2,229,489
HCP, Inc. (REIT)	56,925	2,838,280
Health Care REIT, Inc. (REIT) (a)	32,666	2,218,348
Host Hotels & Resorts, Inc. (REIT) (a)	90,987	1,591,363
Kimco Realty Corp. (REIT) (a)	52,394	1,173,626
Plum Creek Timber Co., Inc. (REIT) (a)	20,704	1,080,749
Prologis, Inc. (REIT)	58,741	2,348,465
Public Storage (REIT)	18,137	2,762,628
Simon Property Group, Inc. (REIT)	39,568	6,273,902
Ventas, Inc. (REIT)	36,925	2,702,910
Vornado Realty Trust (REIT)	21,537	1,801,355
Weyerhaeuser Co. (REIT)	68,775	2,158,159

		37,330,625
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	38,075	961,394
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	62,131	536,812
People's United Financial, Inc. (a)	43,023	578,229

		1,115,041
Health Care 12.4%
Biotechnology 1.9%
Alexion Pharmaceuticals, Inc.*	24,490	2,256,509
Amgen, Inc.	94,475	9,684,632
Biogen Idec, Inc.*	29,870	5,762,222
Celgene Corp.*	52,942	6,136,507
Gilead Sciences, Inc.* (a)	192,301	9,409,288

		33,249,158
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	198,338	7,005,298
Baxter International, Inc.	68,969	5,009,908
Becton, Dickinson & Co. (a)	24,485	2,341,011
Boston Scientific Corp.*	173,385	1,354,137
C.R. Bard, Inc.	9,593	966,783
CareFusion Corp.*	27,670	968,173
Covidien PLC	59,683	4,048,895
DENTSPLY International, Inc. (a)	17,899	759,276
Edwards Lifesciences Corp.*	14,339	1,178,092
Intuitive Surgical, Inc.*	5,023	2,467,247
Medtronic, Inc.	127,772	6,000,173
St. Jude Medical, Inc. (a)	35,743	1,445,447
Stryker Corp.	36,626	2,389,480
Varian Medical Systems, Inc.* (a)	13,637	981,864
Zimmer Holdings, Inc. (a)	21,318	1,603,540

		38,519,324
Health Care Providers & Services 1.9%
Aetna, Inc.	41,447	2,118,770
AmerisourceBergen Corp.	29,218	1,503,266
Cardinal Health, Inc.	42,690	1,776,758
CIGNA Corp.	35,916	2,240,081
Coventry Health Care, Inc.	16,888	794,243
DaVita HealthCare Partners, Inc.*	10,665	1,264,762
Express Scripts Holding Co.*	103,345	5,957,839
Humana, Inc.	19,781	1,367,065
Laboratory Corp. of America Holdings* (a)	11,825	1,066,615
McKesson Corp. (a)	29,482	3,182,877
Patterson Companies, Inc.	10,332	393,029
Quest Diagnostics, Inc.	19,704	1,112,291
Tenet Healthcare Corp.*	13,186	627,390
UnitedHealth Group, Inc.	129,482	7,407,665
WellPoint, Inc.	38,700	2,563,101

		33,375,752
Health Care Technology 0.1%
Cerner Corp.*	18,302	1,734,114
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	44,325	1,860,320
Life Technologies Corp.*	21,770	1,406,995
PerkinElmer, Inc.	14,940	502,582
Thermo Fisher Scientific, Inc.	45,052	3,446,028
Waters Corp.*	10,731	1,007,748

		8,223,673
Pharmaceuticals 5.9%
AbbVie, Inc.	199,657	8,142,012
Actavis, Inc.*	16,062	1,479,471
Allergan, Inc. (a)	38,884	4,340,621
Bristol-Myers Squibb Co.	206,945	8,524,065
Eli Lilly & Co.	126,052	7,158,493
Forest Laboratories, Inc.*	29,103	1,107,078
Hospira, Inc.* (a)	20,340	667,762
Johnson & Johnson (a)	353,022	28,781,884
Merck & Co., Inc.	381,630	16,879,495
Mylan, Inc.* (a)	50,097	1,449,807
Perrigo Co. (a)	10,990	1,304,843
Pfizer, Inc.	907,926	26,202,744

		106,038,275
Industrials 10.0%
Aerospace & Defense 2.3%
Boeing Co.	85,964	7,380,009
General Dynamics Corp.	41,841	2,950,209
Honeywell International, Inc. (a)	98,959	7,456,561
L-3 Communications Holdings, Inc.	11,122	899,992
Lockheed Martin Corp. (a)	33,875	3,269,615
Northrop Grumman Corp. (a)	29,999	2,104,430
Precision Castparts Corp.	18,516	3,511,004
Raytheon Co.	41,100	2,416,269
Rockwell Collins, Inc. (a)	17,360	1,095,763
Textron, Inc. (a)	34,105	1,016,670
United Technologies Corp.	106,532	9,953,285

		42,053,807
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc. (a)	20,197	1,200,914
Expeditors International of Washington, Inc.	26,155	933,995
FedEx Corp.	36,980	3,631,436
United Parcel Service, Inc. "B"	90,310	7,757,629

		13,523,974
Airlines 0.1%
Southwest Airlines Co.	92,031	1,240,578
Building Products 0.1%
Masco Corp.	44,832	907,848
Commercial Services & Supplies 0.6%
ADT Corp. (a)	29,093	1,423,811
Avery Dennison Corp.	12,473	537,212
Cintas Corp. (a)	13,640	601,933
Iron Mountain, Inc. (a)	20,953	760,803
Pitney Bowes, Inc. (a)	25,102	373,016
Republic Services, Inc. (a)	38,156	1,259,148
Stericycle, Inc.* (a)	10,820	1,148,868
Tyco International Ltd.	58,423	1,869,536
Waste Management, Inc. (a)	55,718	2,184,703

		10,159,030
Construction & Engineering 0.2%
Fluor Corp. (a)	20,163	1,337,412
Jacobs Engineering Group, Inc.* (a)	16,448	925,035
Quanta Services, Inc.*	27,255	778,948

		3,041,395
Electrical Equipment 0.7%
Eaton Corp. PLC	59,628	3,652,215
Emerson Electric Co. (a)	91,134	5,091,657
Rockwell Automation, Inc.	17,641	1,523,300
Roper Industries, Inc. (a)	12,664	1,612,254

		11,879,426
Industrial Conglomerates 2.4%
3M Co.	80,178	8,523,723
Danaher Corp.	73,164	4,547,143
General Electric Co.	1,312,708	30,349,809

		43,420,675
Machinery 1.8%
Caterpillar, Inc.	82,648	7,187,897
Cummins, Inc.	22,262	2,578,162
Deere & Co. (a)	49,149	4,225,831
Dover Corp. (a)	21,989	1,602,558
Flowserve Corp. (a)	5,983	1,003,409
Illinois Tool Works, Inc. (a)	52,446	3,196,059
Ingersoll-Rand PLC	34,808	1,914,788
Joy Global, Inc. (a)	13,277	790,247
PACCAR, Inc. (a)	44,319	2,240,769
Pall Corp. (a)	13,971	955,197
Parker Hannifin Corp.	18,887	1,729,671
Pentair Ltd. (Registered)	26,034	1,373,294
Snap-on, Inc. (a)	7,511	621,160
Stanley Black & Decker, Inc.	20,219	1,637,132
Xylem, Inc. (a)	24,248	668,275

		31,724,449
Professional Services 0.1%
Dun & Bradstreet Corp. (a)	5,132	429,292
Equifax, Inc.	15,058	867,190
Robert Half International, Inc.	17,797	667,921

		1,964,403
Road & Rail 0.8%
CSX Corp.	129,043	3,178,329
Norfolk Southern Corp.	39,730	3,062,389
Ryder System, Inc.	6,207	370,868
Union Pacific Corp.	59,288	8,443,204

		15,054,790
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	34,165	1,754,373
W.W. Grainger, Inc.	7,455	1,677,226

		3,431,599
Information Technology 17.8%
Communications Equipment 1.9%
Cisco Systems, Inc.	673,287	14,078,431
F5 Networks, Inc.*	9,678	862,116
Harris Corp. (a)	14,400	667,296
JDS Uniphase Corp.*	28,291	378,251
Juniper Networks, Inc.*	65,379	1,212,127
Motorola Solutions, Inc.	34,990	2,240,410
QUALCOMM, Inc.	216,973	14,526,342

		33,964,973
Computers & Peripherals 4.1%
Apple, Inc.	118,563	52,479,541
Dell, Inc.	184,479	2,643,584
EMC Corp.*	265,807	6,350,129
Hewlett-Packard Co.	246,551	5,877,776
NetApp, Inc.* (a)	45,730	1,562,137
SanDisk Corp.*	30,567	1,681,185
Seagate Technology PLC (a)	40,393	1,476,768
Western Digital Corp.	27,322	1,373,750

		73,444,870
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A" (a)	20,233	1,510,393
Corning, Inc.	185,276	2,469,729
FLIR Systems, Inc.	18,468	480,353
Jabil Circuit, Inc.	22,098	408,371
Molex, Inc. (a)	17,038	498,873
TE Connectivity Ltd.	53,354	2,237,133

		7,604,852
Internet Software & Services 2.2%
Akamai Technologies, Inc.*	22,699	801,048
eBay, Inc.*	147,343	7,988,937
Google, Inc. "A"*	33,728	26,781,044
VeriSign, Inc.* (a)	18,951	896,003
Yahoo!, Inc.*	122,347	2,878,825

		39,345,857
IT Services 3.8%
Accenture PLC "A" (a)	81,110	6,161,927
Automatic Data Processing, Inc. (a)	61,341	3,988,392
Cognizant Technology Solutions Corp. "A"*	38,207	2,927,038
Computer Sciences Corp.	19,723	970,963
Fidelity National Information Services, Inc.	37,005	1,466,138
Fiserv, Inc.* (a)	17,008	1,493,812
International Business Machines Corp.	132,299	28,219,377
MasterCard, Inc. "A" (a)	13,331	7,213,804
Paychex, Inc. (a)	40,518	1,420,966
SAIC, Inc. (a)	37,125	503,044
Teradata Corp.*	20,992	1,228,242
Total System Services, Inc. (a)	19,401	480,757
Visa, Inc. "A" (a)	65,108	11,057,943
Western Union Co. (a)	71,869	1,080,910

		68,213,313
Office Electronics 0.1%
Xerox Corp.	155,035	1,333,301
Semiconductors & Semiconductor Equipment 2.0%
Advanced Micro Devices, Inc.* (a)	80,081	204,207
Altera Corp.	40,084	1,421,780
Analog Devices, Inc. (a)	38,781	1,802,929
Applied Materials, Inc.	151,382	2,040,629
Broadcom Corp. "A"	66,094	2,291,479
First Solar, Inc.* (a)	7,155	192,899
Intel Corp.	624,605	13,647,619
KLA-Tencor Corp.	20,585	1,085,653
Lam Research Corp.* (a)	20,690	857,807
Linear Technology Corp.	29,187	1,119,905
LSI Corp.*	69,361	470,268
Microchip Technology, Inc. (a)	25,058	921,132
Micron Technology, Inc.* (a)	127,401	1,271,462
NVIDIA Corp. (a)	79,082	1,013,831
Teradyne, Inc.* (a)	24,047	390,042
Texas Instruments, Inc. (a)	139,753	4,958,436
Xilinx, Inc.	32,991	1,259,266

		34,949,344
Software 3.3%
Adobe Systems, Inc.*	63,333	2,755,619
Autodesk, Inc.*	28,172	1,161,813
BMC Software, Inc.*	17,066	790,668
CA, Inc.	42,725	1,075,388
Citrix Systems, Inc.*	23,637	1,705,646
Electronic Arts, Inc.* (a)	38,894	688,424
Intuit, Inc.	34,810	2,285,277
Microsoft Corp.	951,746	27,229,453
Oracle Corp.	466,318	15,080,724
Red Hat, Inc.*	24,071	1,217,030
Salesforce.com, Inc.* (a)	17,022	3,044,044
Symantec Corp.*	86,196	2,127,317

		59,161,403
Materials 3.4%
Chemicals 2.4%
Air Products & Chemicals, Inc. (a)	26,195	2,282,108
Airgas, Inc.	8,815	874,095
CF Industries Holdings, Inc.	7,937	1,510,967
Dow Chemical Co.	152,139	4,844,106
E.I. du Pont de Nemours & Co. (a)	118,052	5,803,436
Eastman Chemical Co.	19,363	1,352,893
Ecolab, Inc. (a)	33,362	2,674,965
FMC Corp. (a)	17,654	1,006,808
International Flavors & Fragrances, Inc.	10,133	776,897
LyondellBasell Industries NV "A"	47,872	3,029,819
Monsanto Co.	67,688	7,149,884
PPG Industries, Inc.	18,029	2,414,804
Praxair, Inc. (a)	37,444	4,176,504
Sigma-Aldrich Corp. (a)	15,034	1,167,841
The Mosaic Co.	34,665	2,066,381
The Sherwin-Williams Co.	10,769	1,818,776

		42,950,284
Construction Materials 0.1%
Vulcan Materials Co. (a)	16,496	852,843
Containers & Packaging 0.2%
Ball Corp.	18,890	898,786
Bemis Co., Inc.	12,797	516,487
MeadWestvaco Corp.	21,669	786,585
Owens-Illinois, Inc.*	20,029	533,773
Sealed Air Corp.	23,705	571,527

		3,307,158
Metals & Mining 0.6%
Alcoa, Inc. (a)	137,199	1,168,936
Allegheny Technologies, Inc. (a)	13,163	417,399
Cliffs Natural Resources, Inc. (a)	19,767	375,771
Freeport-McMoRan Copper & Gold, Inc.	119,822	3,966,108
Newmont Mining Corp. (a)	63,097	2,643,133
Nucor Corp. (a)	39,947	1,843,554
United States Steel Corp. (a)	18,418	359,151

		10,774,052
Paper & Forest Products 0.1%
International Paper Co.	56,248	2,620,032
Telecommunication Services 2.9%
Diversified Telecommunication Services 2.6%
AT&T, Inc. (a)	693,337	25,438,535
CenturyLink, Inc.	79,177	2,781,488
Frontier Communications Corp. (a)	130,179	518,112
Verizon Communications, Inc. (a)	360,900	17,738,235
Windstream Corp. (a)	72,553	576,796

		47,053,166
Wireless Telecommunication Services 0.3%
Crown Castle International Corp.* (a)	36,784	2,561,638
MetroPCS Communications, Inc.* (a)	39,295	428,315
Sprint Nextel Corp.*	377,674	2,345,356

		5,335,309
Utilities 3.5%
Electric Utilities 2.0%
American Electric Power Co., Inc.	61,342	2,983,061
Duke Energy Corp.	89,172	6,472,996
Edison International	41,266	2,076,505
Entergy Corp.	22,327	1,411,960
Exelon Corp. (a)	107,679	3,712,772
FirstEnergy Corp.	52,600	2,219,720
NextEra Energy, Inc. (a)	53,487	4,154,870
Northeast Utilities (a)	39,763	1,728,100
Pepco Holdings, Inc. (a)	28,416	608,102
Pinnacle West Capital Corp.	13,678	791,819
PPL Corp. (a)	73,973	2,316,095
Southern Co. (a)	110,094	5,165,611
Xcel Energy, Inc.	61,933	1,839,410

		35,481,021
Gas Utilities 0.1%
AGL Resources, Inc.	15,355	644,142
ONEOK, Inc.	25,674	1,223,880

		1,868,022
Independent Power Producers & Energy Traders 0.1%
AES Corp.	80,004	1,005,650
NRG Energy, Inc.	40,514	1,073,216

		2,078,866
Multi-Utilities 1.3%
Ameren Corp.	31,094	1,088,912
CenterPoint Energy, Inc.	53,215	1,275,031
CMS Energy Corp. (a)	33,267	929,480
Consolidated Edison, Inc. (a)	36,714	2,240,656
Dominion Resources, Inc. (a)	72,624	4,225,264
DTE Energy Co.	21,513	1,470,198
Integrys Energy Group, Inc. (a)	10,088	586,718
NiSource, Inc.	39,213	1,150,509
PG&E Corp.	55,173	2,456,854
Public Service Enterprise Group, Inc. (a)	63,445	2,178,701
SCANA Corp.	16,895	864,348
Sempra Energy	28,878	2,308,507
TECO Energy, Inc. (a)	25,780	459,400
Wisconsin Energy Corp. (a)	28,677	1,229,957

		22,464,535

Total Common Stocks (Cost $1,102,989,010)		1,765,072,286
	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.3%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.135% **, 4/25/2013 (b) (Cost $5,214,530)	5,215,000	5,214,880

	Shares	Value ($)
Securities Lending Collateral 20.8%
Daily Assets Fund Institutional, 0.14% (c) (d) (Cost $371,256,267)	371,256,267	371,256,267
Cash Equivalents 1.2%
Central Cash Management Fund, 0.12% (c) (Cost $20,826,007)	20,826,007	20,826,007

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,500,285,814) †	121.2	2,162,369,440
Other Assets and Liabilities, Net	(21.2)	(378,127,193)

Net Assets	100.0	1,784,242,247

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $1,613,235,919.  At March 31, 2013, net unrealized appreciation for all securities based on tax cost was $549,133,521.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $768,451,801 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $219,318,280.

(a)	All or a portion of these securities were on loan. The value of securities loaned at March 31, 2013 amounted to $365,403,622 which is 20.5% of net assets.
(b)	At March 31, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

At March 31, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 Index	USD	6/20/2013	62	24,221,850	128,637

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(e)	$1,765,072,286	$—	$—	$1,765,072,286
Government & Agency Obligation	—	5,214,880	—	5,214,880
Short-Term Investments(e)	392,082,274	—	—	392,082,274
Derivatives(f)
Futures Contracts	128,637	—	—	128,637
Total	$2,157,283,197	$5,214,880	$—	$2,162,498,077

There have been no transfers between fair value measurement levels during the period ended March 31, 2013.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$128,637

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index Portfolio

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 17, 2013